Note 6 - Share Capital (Detail) - Stock Options Outstanding (CAD)		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012 Exercise Price 1.50 To 1.90 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 1.50 To 1.90 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 1.50 To 1.90 [Member]	Dec. 31, 2012 Exercise Price 2.10 To 2.60 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 2.10 To 2.60 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 2.10 To 2.60 [Member]	Dec. 31, 2012 Exercise Price 3.00 To 3.10 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 3.00 To 3.10 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 3.00 To 3.10 [Member]	Dec. 31, 2012 Exercise Price 3.73 To 3.85 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 3.73 To 3.85 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 3.73 To 3.85 [Member]	Dec. 31, 2012 Exercise Price 4.60 To 5.15 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 4.60 To 5.15 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 4.60 To 5.15 [Member]	Dec. 31, 2012 Exercise Price 5.35 To 5.60 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 5.35 To 5.60 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 5.35 To 5.60 [Member]	Dec. 31, 2012 Exercise Price 5.90 To 11.60 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 5.90 To 11.60 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 5.90 To 11.60 [Member]	Dec. 31, 2012 Exercise Price 49.20 To 69.00 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 49.20 To 69.00 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 49.20 To 69.00 [Member]	Dec. 31, 2012 Exercise Price 1.50 To 69.00 [Member] Outstanding [Member]	Dec. 31, 2012 Exercise Price 1.50 To 69.00 [Member] Exercisable [Member]	Dec. 31, 2012 Exercise Price 1.50 To 69.00 [Member]
Range of Exercise prices - Low				1.50			2.10			3.00			3.73			4.60			5.35			5.90			49.20			1.50
Range of Exercise prices - High				1.90			2.60			3.10			3.85			5.15			5.60			11.60			69.00			69.00
Number of options outstanding (in Shares)		296,450			316,000			129,525			176,550			321,565			270,041			117,465			21,250			1,648,846
Weighted average remaining contractual life (years)		7 years 219 days			8 years 292 days			3 years 73 days			7 years 36 days			8 years 328 days			4 years 292 days			4 years 109 days			328 days			6 years 328 days
Weighted average exercise price	10.10	1.71			2.30			3.03			3.85			5.00			5.56			7.08			58.00			4.54
Number of options exercisable (in Shares)			232,950			241,375			129,525			142,688			164,924			270,040			112,403			21,250			1,315,155
Weighted average exercise price			1.71			2.37			3.03			3.85			4.88			5.56			7.03			58.00			4.75